Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001158780
Registrant Name	Pluri Inc.
Registration File Number	333-298867
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES